Ameritas Life Insurance Corp.

5900 O Street / Lincoln, NE 68510

August 22, 2013

Transmitted via EDGAR on 8-22-2013

Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Attention: Filing Desk

RE:	Ameritas Life Insurance Corp. ("Depositor")
Ameritas Variable Separate Account VA-2 (1940 Act No. 811-05192) ("Registrant")
Overture Medley ®, (1933 Act No. 333-182090)
Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated August 16, 2013, for Ameritas Variable Separate Account VA-2 ("Separate Account"), File No. 333-182090, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp. on behalf of the Separate Account, hereby certifies that:

1.

The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 4 to the Separate Account’s registration statement for File No. 333-182090 on Form N-4 filed with the SEC August 16, 2013; and

2.	The text of Post-Effective Amendment No. 4 to the Separate Account’s registration statement for File No. 333-182090 on Form N-4 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel,

Variable Contracts & AIC